Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

Disaggregated revenue by type consisted of the following:

	For the years ended March 31,
	2026	2025	2024
Revenue from continuing operations:
Technical services revenue	$14,133	893,690	—

Revenue from discontinued operations:
Online VIP membership revenue	$—	$117,074	1,596,200
Online SVIP membership revenue	—	4,286	379,655
Technical services revenue	—	9,255	23,201
Total Revenue from discontinued operations	$—	$130,615	$1,999,056